Note Regulatory capital requirements (Capital Requirements Basel 3) (Detail)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Corporate
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 Based Capital Minimum Requirement Ratio					4.50%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets					6.00%
Capital Required for Capital Adequacy to Risk Weighted Assets					8.00%
Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer/Basel III | Corporate
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 Based Capital Minimum Requirement Ratio				5.125%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets				6.625%
Capital Required for Capital Adequacy to Risk Weighted Assets				8.625%
Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Common Equity to be Well Capitalized to Risk Weighted Assets				6.50%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets				8.00%
Capital Required to be Well Capitalized to Risk Weighted Assets				10.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets				5.00%
Common Equity Tier 1 Based Capital Minimum Requirement Ratio				6.50%
Capital Adequacy Minimum Requirement | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required to be Well Capitalized to Average Assets				4.00%
Common Equity Tier 1 Based Capital Minimum Requirement Ratio				4.50%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets				6.00%
Capital Required for Capital Adequacy to Risk Weighted Assets				8.00%
Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 Based Capital Minimum Requirement Ratio	7.00%	6.375%	5.75%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	8.50%	7.875%	7.25%
Capital Required for Capital Adequacy to Risk Weighted Assets	10.50%	9.875%	9.25%